High Yield Bond Fund Annual Fund Operating Expenses - High Yield Bond Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
None
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.68%	[1]

[1]	Pursuant to an Expense Limitation Agreement, The Variable Annuity Life Insurance Company (“VALIC”) has contractually agreed to reimburse the expenses of the Fund until September 30, 2026, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.68%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VALIC Company I prior to any such renewal.